UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

This report on Form N-Q relates solely to the Registrant's Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio, and Value Strategies Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2015

1.799855.111

VIPDCA-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 0.9%
Tenneco, Inc. (a)	35,020	$ 2,010,848
Automobiles - 2.9%
Ford Motor Co.	275,550	4,447,377
Harley-Davidson, Inc.	31,537	1,915,557
		6,362,934
Diversified Consumer Services - 0.5%
H&R Block, Inc.	34,107	1,093,811
Hotels, Restaurants & Leisure - 8.6%
China Lodging Group Ltd. ADR (a)	4,400	86,680
Dalata Hotel Group PLC	115,700	454,083
Hilton Worldwide Holdings, Inc. (a)	45,800	1,356,596
Las Vegas Sands Corp.	72,900	4,012,416
Paddy Power PLC (Ireland)	23,042	1,974,888
Papa John's International, Inc.	6,500	401,765
Starbucks Corp.	53,545	5,070,712
Whitbread PLC	42,099	3,275,484
Wyndham Worldwide Corp.	26,299	2,379,271
		19,011,895
Internet & Catalog Retail - 0.7%
Priceline Group, Inc. (a)	1,200	1,396,980
Leisure Products - 1.2%
Polaris Industries, Inc.	18,813	2,654,514
Media - 3.2%
A.H. Belo Corp. Class A	30,000	246,900
Havas SA	103,200	783,419
Interpublic Group of Companies, Inc.	63,084	1,395,418
The New York Times Co. Class A	20,000	275,200
The Walt Disney Co.	41,300	4,331,957
		7,032,894
Multiline Retail - 1.6%
Dollar General Corp.	19,100	1,439,758
JC Penney Corp., Inc. (a)(d)	254,600	2,141,186
		3,580,944
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	26,025	573,591
TJX Companies, Inc.	36,790	2,577,140
		3,150,731
Textiles, Apparel & Luxury Goods - 0.2%
Oxford Industries, Inc.	6,546	493,896
TOTAL CONSUMER DISCRETIONARY		46,789,447
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 1.6%
Sprouts Farmers Market LLC (a)	40,374	1,422,376
Wal-Mart Stores, Inc.	27,600	2,270,100
		3,692,476
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	8,600	864,558

	Shares	Value
Tobacco - 3.2%
Lorillard, Inc.	107,416	$ 7,019,636
TOTAL CONSUMER STAPLES		11,576,670
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
YPF SA Class D sponsored ADR	31,162	855,397
FINANCIALS - 17.4%
Banks - 1.8%
JPMorgan Chase & Co.	65,500	3,967,990
Capital Markets - 10.9%
Ameriprise Financial, Inc.	66,992	8,765,233
BlackRock, Inc. Class A	11,354	4,153,747
Charles Schwab Corp.	148,360	4,516,078
E*TRADE Financial Corp. (a)	134,783	3,848,729
Fortress Investment Group LLC	160,000	1,291,200
Waddell & Reed Financial, Inc. Class A	30,594	1,515,627
		24,090,614
Diversified Financial Services - 3.6%
CME Group, Inc.	24,523	2,322,573
McGraw Hill Financial, Inc.	53,676	5,550,098
		7,872,671
Real Estate Investment Trusts - 0.7%
American Tower Corp.	17,800	1,675,870
Real Estate Management & Development - 0.4%
RE/MAX Holdings, Inc.	25,000	830,250
TOTAL FINANCIALS		38,437,395
HEALTH CARE - 34.5%
Biotechnology - 22.5%
Actelion Ltd.	19,631	2,274,594
Alexion Pharmaceuticals, Inc. (a)	18,552	3,215,062
Amgen, Inc.	53,601	8,568,120
Biogen, Inc. (a)	13,650	5,763,576
Celgene Corp. (a)	92,606	10,675,620
Gilead Sciences, Inc. (a)	152,382	14,953,245
Medivation, Inc. (a)	32,411	4,183,288
		49,633,505
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	8,100	554,850
Boston Scientific Corp. (a)	212,308	3,768,467
		4,323,317
Health Care Providers & Services - 1.5%
HCA Holdings, Inc. (a)	24,731	1,860,513
McKesson Corp.	6,700	1,515,540
		3,376,053
Life Sciences Tools & Services - 0.2%
Bruker Corp. (a)	30,000	554,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.3%
AbbVie, Inc.	30,100	$ 1,762,054
Actavis PLC (a)	6,893	2,051,495
Astellas Pharma, Inc.	78,600	1,287,853
Jazz Pharmaceuticals PLC (a)	25,856	4,467,658
Johnson & Johnson	21,434	2,156,260
Merck & Co., Inc.	26,389	1,516,840
Pacira Pharmaceuticals, Inc. (a)	15,105	1,342,079
Shire PLC	34,400	2,742,475
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,700	1,102,710
		18,429,424
TOTAL HEALTH CARE		76,316,399
INDUSTRIALS - 4.8%
Airlines - 2.3%
American Airlines Group, Inc.	40,300	2,127,034
Delta Air Lines, Inc.	32,933	1,480,668
United Continental Holdings, Inc. (a)	19,700	1,324,825
		4,932,527
Electrical Equipment - 0.3%
Babcock & Wilcox Co.	20,800	667,472
Machinery - 0.7%
Wabtec Corp.	16,436	1,561,584
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)(d)	328,435	476,231
Road & Rail - 1.3%
Norfolk Southern Corp.	12,700	1,307,084
Union Pacific Corp.	15,000	1,624,650
		2,931,734
TOTAL INDUSTRIALS		10,569,548
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	110,000	1,305,150
Cisco Systems, Inc.	168,800	4,646,220
		5,951,370
Internet Software & Services - 1.8%
Datalex PLC	120,000	238,706
Facebook, Inc. Class A (a)	28,900	2,376,014
Twitter, Inc. (a)	28,900	1,447,312
		4,062,032
IT Services - 0.6%
Visa, Inc. Class A	20,000	1,308,200
Software - 2.8%
Adobe Systems, Inc. (a)	33,531	2,479,282

	Shares	Value
FireEye, Inc. (a)(d)	20,000	$ 785,000
Microsoft Corp.	45,500	1,849,803
NetSuite, Inc. (a)(d)	8,000	742,080
SolarWinds, Inc. (a)	5,900	302,316
		6,158,481
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	61,300	7,627,559
QLogic Corp. (a)	7,576	111,670
		7,739,229
TOTAL INFORMATION TECHNOLOGY		25,219,312
MATERIALS - 2.3%
Chemicals - 2.3%
CF Industries Holdings, Inc.	7,200	2,042,496
Ferro Corp. (a)	39,820	499,741
Intrepid Potash, Inc. (a)(d)	100,000	1,155,000
Potash Corp. of Saskatchewan, Inc.	43,300	1,395,870
		5,093,107
TOTAL COMMON STOCKS (Cost $173,634,861)		214,857,275
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.14% (b)	8,500,386	8,500,386
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,165,775	3,165,775
TOTAL MONEY MARKET FUNDS (Cost $11,666,161)		11,666,161
TOTAL INVESTMENTPORTFOLIO - 102.5% (Cost $185,301,022)	226,523,436
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(5,554,554)
NET ASSETS - 100%	$ 220,968,882
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,034
Fidelity Securities Lending Cash Central Fund	12,058
Total	$ 14,092
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,789,447	$ 46,789,447	$ -	$ -
Consumer Staples	11,576,670	11,576,670	-	-
Energy	855,397	855,397	-	-
Financials	38,437,395	38,437,395	-	-
Health Care	76,316,399	72,286,071	4,030,328	-
Industrials	10,569,548	10,569,548	-	-
Information Technology	25,219,312	25,219,312	-	-
Materials	5,093,107	5,093,107	-	-
Money Market Funds	11,666,161	11,666,161	-	-
Total Investments in Securities:	$ 226,523,436	$ 222,493,108	$ 4,030,328	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $185,475,802. Net unrealized appreciation aggregated $41,047,634, of which $44,312,238 related to appreciated investment securities and $3,264,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2015

1.799866.111

VIPGRO-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.2%
Tenneco, Inc. (a)	16,800	$ 964,656
Automobiles - 0.2%
Tesla Motors, Inc. (a)	5,200	981,604
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc. Class A (d)	29,000	142,970
Buffalo Wild Wings, Inc. (a)	8,800	1,594,912
Chipotle Mexican Grill, Inc. (a)	3,400	2,211,836
Chuy's Holdings, Inc. (a)(d)	21,800	491,154
Dunkin' Brands Group, Inc.	30,800	1,464,848
Las Vegas Sands Corp.	18,664	1,027,267
McDonald's Corp.	19,000	1,851,360
Panera Bread Co. Class A (a)	7,600	1,215,962
Starbucks Corp.	44,100	4,176,270
Starwood Hotels & Resorts Worldwide, Inc.	8,500	709,750
		14,886,329
Household Durables - 0.4%
Lennar Corp. Class A	25,500	1,321,155
Toll Brothers, Inc. (a)	14,900	586,166
Tupperware Brands Corp.	7,100	490,042
		2,397,363
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	19,500	7,255,950
Priceline Group, Inc. (a)	1,900	2,211,885
		9,467,835
Media - 3.8%
AMC Networks, Inc. Class A (a)	26,300	2,015,632
Comcast Corp. Class A	156,500	8,837,555
Eros International PLC (a)	4,900	85,603
IMAX Corp. (a)	60,500	2,039,455
Liberty Global PLC Class A (a)	11,100	571,317
Lions Gate Entertainment Corp. (d)	33,600	1,139,712
The Walt Disney Co.	34,000	3,566,260
Twenty-First Century Fox, Inc. Class A	60,000	2,030,400
		20,285,934
Multiline Retail - 0.1%
Target Corp.	5,100	418,557
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	16,100	354,844
Bed Bath & Beyond, Inc. (a)	8,900	683,298
CarMax, Inc. (a)	29,700	2,049,597
DSW, Inc. Class A	18,600	685,968
Five Below, Inc. (a)(d)	17,400	618,918
GNC Holdings, Inc.	20,200	991,214
Home Depot, Inc.	37,800	4,294,458
Lumber Liquidators Holdings, Inc. (a)(d)	55,400	1,705,212
TJX Companies, Inc.	31,300	2,192,565
		13,576,074

	Shares	Value
Textiles, Apparel & Luxury Goods - 3.9%
Deckers Outdoor Corp. (a)	18,300	$ 1,333,521
Fossil Group, Inc. (a)	20,400	1,681,980
Kate Spade & Co. (a)	27,000	901,530
lululemon athletica, Inc. (a)(d)	142,572	9,127,459
Michael Kors Holdings Ltd. (a)	30,000	1,972,500
NIKE, Inc. Class B	21,200	2,126,996
Prada SpA	58,700	355,865
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,500	2,408,985
Under Armour, Inc. Class A (sub. vtg.) (a)	12,700	1,025,525
		20,934,361
TOTAL CONSUMER DISCRETIONARY		83,912,713
CONSUMER STAPLES - 9.0%
Beverages - 1.8%
Monster Beverage Corp. (a)	20,100	2,781,740
PepsiCo, Inc.	25,100	2,400,062
SABMiller PLC	13,000	682,661
The Coca-Cola Co.	88,800	3,600,840
		9,465,303
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	36,300	5,499,269
CVS Health Corp.	36,000	3,715,560
Wal-Mart Stores, Inc.	4,600	378,350
Walgreens Boots Alliance, Inc.	41,400	3,505,752
Whole Foods Market, Inc.	28,900	1,505,112
		14,604,043
Food Products - 1.8%
Bunge Ltd.	8,700	716,532
Keurig Green Mountain, Inc.	59,100	6,603,243
Mead Johnson Nutrition Co. Class A	14,600	1,467,738
Mondelez International, Inc.	17,300	624,357
		9,411,870
Household Products - 0.6%
Procter & Gamble Co.	28,700	2,351,678
Svenska Cellulosa AB (SCA) (B Shares)	47,400	1,093,615
		3,445,293
Personal Products - 0.2%
Avon Products, Inc. (d)	15,258	121,911
Herbalife Ltd.	20,800	889,408
		1,011,319
Tobacco - 1.8%
Altria Group, Inc.	108,700	5,437,174
Lorillard, Inc.	25,700	1,679,495
Philip Morris International, Inc.	33,200	2,500,956
		9,617,625
TOTAL CONSUMER STAPLES		47,555,453
Common Stocks - continued
	Shares	Value
ENERGY - 3.2%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	13,260	$ 490,753
Halliburton Co.	16,700	732,796
National Oilwell Varco, Inc.	11,903	595,031
Schlumberger Ltd.	49,600	4,138,624
		5,957,204
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	11,000	910,910
Cabot Oil & Gas Corp.	54,500	1,609,385
Chesapeake Energy Corp. (d)	22,136	313,446
Concho Resources, Inc. (a)	9,800	1,136,016
Continental Resources, Inc. (a)	24,600	1,074,282
EOG Resources, Inc.	5,800	531,802
Golar LNG Ltd.	4,100	136,448
Hess Corp.	17,500	1,187,725
Noble Energy, Inc.	17,000	831,300
Occidental Petroleum Corp.	22,500	1,642,500
PDC Energy, Inc. (a)	7,100	383,684
Peabody Energy Corp. (d)	15,400	75,768
Pioneer Natural Resources Co.	3,800	621,338
Range Resources Corp.	2,100	109,284
Southwestern Energy Co. (a)	11,600	269,004
		10,832,892
TOTAL ENERGY		16,790,096
FINANCIALS - 3.3%
Banks - 1.1%
Bank of America Corp.	42,300	650,997
Citigroup, Inc.	15,200	783,104
HDFC Bank Ltd. sponsored ADR	22,300	1,313,247
JPMorgan Chase & Co.	27,100	1,641,718
Signature Bank (a)	4,100	531,278
Wells Fargo & Co.	17,400	946,560
		5,866,904
Capital Markets - 0.7%
BlackRock, Inc. Class A	1,400	512,176
Charles Schwab Corp.	66,200	2,015,128
Goldman Sachs Group, Inc.	3,409	640,790
T. Rowe Price Group, Inc.	4,500	364,410
		3,532,504
Consumer Finance - 1.4%
American Express Co.	69,900	5,460,588
Discover Financial Services	40,400	2,276,540
		7,737,128
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	99,829	349,075

	Shares	Value
Real Estate Management & Development - 0.0%
The St. Joe Co. (a)	13,600	$ 252,416
TOTAL FINANCIALS		17,738,027
HEALTH CARE - 22.7%
Biotechnology - 19.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	32,918	1,072,798
Agios Pharmaceuticals, Inc. (a)	13,100	1,235,330
Alexion Pharmaceuticals, Inc. (a)	6,300	1,091,790
Alkermes PLC (a)	201,000	12,254,970
Alnylam Pharmaceuticals, Inc. (a)	33,602	3,508,721
Amgen, Inc.	30,200	4,827,470
Asterias Biotherapeutics, Inc. (a)(d)	7,795	52,538
Avalanche Biotechnologies, Inc. (a)	2,000	81,040
Biogen, Inc. (a)	11,100	4,686,864
BioTime, Inc. warrants 10/1/18 (a)	9,538	19,076
bluebird bio, Inc. (a)	20,200	2,439,554
Celgene Corp. (a)	15,330	1,767,242
Celldex Therapeutics, Inc. (a)(d)	34,800	969,876
Cepheid, Inc. (a)	18,700	1,064,030
Esperion Therapeutics, Inc. (a)	11,600	1,074,160
Exelixis, Inc. (a)(d)	344,228	884,666
Geron Corp. (a)(d)	187,100	705,367
Gilead Sciences, Inc. (a)	71,000	6,967,230
ImmunoGen, Inc. (a)(d)	134,063	1,199,864
Immunomedics, Inc. (a)(d)	190,569	729,879
Insmed, Inc. (a)	53,800	1,119,040
Intercept Pharmaceuticals, Inc. (a)	1,400	394,828
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	676,800
Isis Pharmaceuticals, Inc. (a)(d)	215,106	13,695,799
Lexicon Pharmaceuticals, Inc. (a)(d)	1,391,463	1,313,959
Merrimack Pharmaceuticals, Inc. (a)(d)	89,800	1,066,824
Ophthotech Corp. (a)	10,600	493,218
Prothena Corp. PLC (a)	20,702	789,574
Receptos, Inc. (a)	14,100	2,324,949
Regeneron Pharmaceuticals, Inc. (a)	45,100	20,361,748
Regulus Therapeutics, Inc. (a)(d)	54,300	919,842
Rigel Pharmaceuticals, Inc. (a)	111,306	397,362
Seattle Genetics, Inc. (a)(d)	261,838	9,255,973
Spark Therapeutics, Inc.	500	38,750
TG Therapeutics, Inc. (a)(d)	73,300	1,134,684
Transition Therapeutics, Inc. (a)	139,014	949,466
uniQure B.V. (a)	700	17,024
Vertex Pharmaceuticals, Inc. (a)	9,100	1,073,527
XOMA Corp. (a)(d)	307,400	1,118,936
		103,774,768
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	12,100	560,593
Baxter International, Inc.	4,900	335,650
Cyberonics, Inc. (a)	4,600	298,632
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Insulet Corp. (a)	19,000	$ 633,650
Zeltiq Aesthetics, Inc. (a)	11,200	345,296
		2,173,821
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)(d)	96,800	559,504
BioScrip, Inc. (a)	89,400	396,042
Express Scripts Holding Co. (a)	17,226	1,494,700
McKesson Corp.	4,700	1,063,140
		3,513,386
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	100,700	1,204,372
athenahealth, Inc. (a)(d)	12,700	1,516,253
Castlight Health, Inc. Class B (a)(d)	17,500	135,800
		2,856,425
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	11,500	2,134,860
Pharmaceuticals - 1.1%
AbbVie, Inc.	22,200	1,299,588
AcelRx Pharmaceuticals, Inc. (a)(d)	107,019	413,093
Actavis PLC (a)	10,809	3,216,975
Intra-Cellular Therapies, Inc. (a)	5,200	124,176
Johnson & Johnson	5,000	503,000
Mylan N.V. (a)	10,200	605,370
		6,162,202
TOTAL HEALTH CARE		120,615,462
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	17,700	1,846,287
The Boeing Co.	10,900	1,635,872
		3,482,159
Air Freight & Logistics - 0.6%
FedEx Corp.	10,700	1,770,315
United Parcel Service, Inc. Class B	16,300	1,580,122
		3,350,437
Airlines - 2.5%
American Airlines Group, Inc.	28,300	1,493,674
Delta Air Lines, Inc.	17,700	795,792
Southwest Airlines Co.	74,300	3,291,490
Spirit Airlines, Inc. (a)	49,800	3,852,528
United Continental Holdings, Inc. (a)	57,300	3,853,425
		13,286,909
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	5,200	315,692
Industrial Conglomerates - 1.0%
3M Co.	9,600	1,583,520

	Shares	Value
Danaher Corp.	34,700	$ 2,946,030
General Electric Co.	30,300	751,743
		5,281,293
Machinery - 0.3%
Caterpillar, Inc.	10,100	808,303
Cummins, Inc.	4,100	568,424
		1,376,727
Road & Rail - 1.9%
CSX Corp.	11,600	384,192
Genesee & Wyoming, Inc. Class A (a)	3,000	289,320
Hertz Global Holdings, Inc. (a)	92,400	2,003,232
J.B. Hunt Transport Services, Inc.	15,400	1,315,083
Kansas City Southern	2,000	204,160
Union Pacific Corp.	54,800	5,935,388
		10,131,375
TOTAL INDUSTRIALS		37,224,592
INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 1.5%
Infinera Corp. (a)	132,500	2,606,275
QUALCOMM, Inc.	77,095	5,345,767
		7,952,042
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	14,300	1,325,610
Trimble Navigation Ltd. (a)	56,300	1,418,760
		2,744,370
Internet Software & Services - 8.9%
Akamai Technologies, Inc. (a)	21,500	1,527,468
Alibaba Group Holding Ltd. sponsored ADR	16,100	1,340,164
Baidu.com, Inc. sponsored ADR (a)	1,500	312,600
Cornerstone OnDemand, Inc. (a)	37,500	1,083,375
eBay, Inc. (a)	25,500	1,470,840
Facebook, Inc. Class A (a)	135,096	11,106,918
Google, Inc.:
Class A (a)	22,030	12,220,041
Class C (a)	22,230	12,182,040
LinkedIn Corp. Class A (a)	2,600	649,636
Opower, Inc. (d)	6,728	68,155
Qihoo 360 Technology Co. Ltd. ADR (a)	10,600	542,720
Rackspace Hosting, Inc. (a)	22,700	1,171,093
Tencent Holdings Ltd.	44,600	846,950
Twitter, Inc. (a)	17,900	896,432
Web.com Group, Inc. (a)	66,100	1,252,595
Wix.com Ltd. (a)	11,900	228,004
		46,899,031
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	20,364	1,270,510
IBM Corp.	16,300	2,616,150
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	72,300	$ 6,245,997
Visa, Inc. Class A	135,600	8,869,596
		19,002,253
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	27,800	627,168
Applied Micro Circuits Corp. (a)	198,100	1,010,310
Broadcom Corp. Class A	20,800	900,536
Cavium, Inc. (a)	9,700	686,954
Cree, Inc. (a)(d)	118,800	4,216,212
Cypress Semiconductor Corp.	190,500	2,687,955
First Solar, Inc. (a)	16,800	1,004,472
Intel Corp.	13,900	434,653
Mellanox Technologies Ltd. (a)	29,100	1,319,394
Micron Technology, Inc. (a)	12,700	344,551
NVIDIA Corp.	204,000	4,268,700
Rambus, Inc. (a)	140,900	1,771,818
Silicon Laboratories, Inc. (a)	66,600	3,381,282
Xilinx, Inc.	8,900	376,470
		23,030,475
Software - 9.5%
Adobe Systems, Inc. (a)	18,500	1,367,890
Citrix Systems, Inc. (a)	5,100	325,737
Interactive Intelligence Group, Inc. (a)	25,000	1,029,500
Intuit, Inc.	13,300	1,289,568
Microsoft Corp.	217,500	8,842,463
NetSuite, Inc. (a)(d)	19,600	1,818,096
Oracle Corp.	45,300	1,954,695
Qlik Technologies, Inc. (a)	32,200	1,002,386
Red Hat, Inc. (a)	73,900	5,597,925
salesforce.com, Inc. (a)	356,596	23,824,179
ServiceNow, Inc. (a)	19,500	1,536,210
Splunk, Inc. (a)	5,700	337,440
TiVo, Inc. (a)	34,800	369,228
VMware, Inc. Class A (a)	3,500	287,035
Workday, Inc. Class A (a)	8,800	742,808
		50,325,160
Technology Hardware, Storage & Peripherals - 6.6%
3D Systems Corp. (a)(d)	4,800	131,616
Apple, Inc.	268,394	33,396,263
Nimble Storage, Inc. (a)(d)	48,500	1,082,035
SanDisk Corp.	6,700	426,254
		35,036,168
TOTAL INFORMATION TECHNOLOGY		184,989,499
MATERIALS - 1.8%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	14,100	1,007,727

	Shares	Value
Monsanto Co.	49,800	$ 5,604,492
The Mosaic Co.	13,800	635,628
		7,247,847
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	12,900	832,050
Sealed Air Corp.	31,500	1,435,140
		2,267,190
TOTAL MATERIALS		9,515,037
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	11,200	603,008
Verizon Communications, Inc.	24,600	1,196,298
		1,799,306
Wireless Telecommunication Services - 0.3%
RingCentral, Inc. (a)	56,100	860,013
T-Mobile U.S., Inc. (a)	27,900	884,151
		1,744,164
TOTAL TELECOMMUNICATION SERVICES		3,543,470
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	21,600	544,104
Ormat Technologies, Inc. (d)	8,800	334,576
		878,680
TOTAL COMMON STOCKS (Cost $265,104,040)		522,763,029
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	152,148	553,819
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
aTyr Pharma, Inc.:
Series D 8.00% (a)(e)	112,697	126,108
Series E (e)	76,181	84,706
		210,814
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	31,844	1,060,966
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.2%
Cloudera, Inc. Series F (a)(e)	6,366	$ 124,264
MongoDB, Inc. Series F, 8.00% (a)(e)	82,814	682,387
		806,651
TOTAL INFORMATION TECHNOLOGY		1,867,617
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,843,675)		2,632,250
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 0.14% (b)	5,222,218	5,222,218
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	41,503,859	41,503,859
TOTAL MONEY MARKET FUNDS (Cost $46,726,077)		46,726,077
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $314,673,792)		572,121,356
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(41,735,346)
NET ASSETS - 100%		$ 530,386,010
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,632,250 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. Series D 8.00%	4/8/13	$ 285,011
aTyr Pharma, Inc. Series E	3/31/15	$ 85,247
Cloudera, Inc. Series F	2/5/14	$ 92,689
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 1,384,992
Redfin Corp. Series G	12/16/14	$ 501,738
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 493,998
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,128
Fidelity Securities Lending Cash Central Fund	60,213
Total	$ 61,341
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 83,912,713	$ 83,912,713	$ -	$ -
Consumer Staples	47,555,453	47,555,453	-	-
Energy	16,790,096	16,790,096	-	-
Financials	18,291,846	17,738,027	-	553,819
Health Care	120,826,276	120,010,092	605,370	210,814
Industrials	37,224,592	37,224,592	-	-
Information Technology	186,857,116	184,142,549	846,950	1,867,617
Materials	9,515,037	9,515,037	-	-
Telecommunication Services	3,543,470	3,543,470	-	-
Utilities	878,680	878,680	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 46,726,077	$ 46,726,077	$ -	$ -
Total Investments in Securities:	$ 572,121,356	$ 568,036,786	$ 1,452,320	$ 2,632,250
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $315,073,456. Net unrealized appreciation aggregated $257,047,900, of which $276,949,617 related to appreciated investment securities and $19,901,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2015

1.799851.111

VIPGI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.1%
Harley-Davidson, Inc.	19,225	$ 1,167,727
Diversified Consumer Services - 0.4%
H&R Block, Inc.	131,792	4,226,569
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	21,945	1,521,666
Domino's Pizza, Inc.	7,300	734,015
Interval Leisure Group, Inc.	35,800	938,318
Las Vegas Sands Corp.	60,200	3,313,408
Yum! Brands, Inc.	119,089	9,374,686
		15,882,093
Household Durables - 0.3%
Tupperware Brands Corp.	44,900	3,098,998
Leisure Products - 0.0%
Mattel, Inc.	21,237	485,265
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.) (e)	386,871	21,689,923
Scripps Networks Interactive, Inc. Class A (e)	29,755	2,040,003
Sinclair Broadcast Group, Inc. Class A (e)	140,818	4,423,093
Time Warner, Inc.	159,249	13,446,986
Viacom, Inc. Class B (non-vtg.)	68,700	4,692,210
		46,292,215
Multiline Retail - 2.3%
Target Corp.	319,577	26,227,684
Specialty Retail - 1.5%
Lowe's Companies, Inc.	194,617	14,477,559
Sally Beauty Holdings, Inc. (a)	72,500	2,491,825
		16,969,384
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	6,750	534,837
Japan Tobacco, Inc.	7,100	224,466
		759,303
TOTAL CONSUMER DISCRETIONARY		115,109,238
CONSUMER STAPLES - 10.4%
Beverages - 3.0%
Diageo PLC	217,798	6,018,703
Molson Coors Brewing Co. Class B	17,900	1,332,655
PepsiCo, Inc.	70,143	6,707,074
SABMiller PLC	72,800	3,822,900
The Coca-Cola Co.	388,953	15,772,044
		33,653,376
Food & Staples Retailing - 1.1%
CVS Health Corp.	80,264	8,284,047
Walgreens Boots Alliance, Inc.	51,423	4,354,500
		12,638,547

	Shares	Value
Food Products - 0.3%
Kellogg Co.	53,977	$ 3,559,783
Household Products - 2.0%
Procter & Gamble Co.	267,050	21,882,077
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	23,100	1,920,996
Nu Skin Enterprises, Inc. Class A	18,500	1,113,885
		3,034,881
Tobacco - 3.7%
British American Tobacco PLC sponsored ADR	126,357	13,112,066
Lorillard, Inc.	212,855	13,910,074
Philip Morris International, Inc.	124,638	9,388,981
Reynolds American, Inc.	81,900	5,643,729
		42,054,850
TOTAL CONSUMER STAPLES		116,823,514
ENERGY - 9.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	190,336	4,010,380
Helmerich & Payne, Inc.	7,400	503,718
Oceaneering International, Inc.	92,500	4,988,525
Schlumberger Ltd.	46,247	3,858,850
		13,361,473
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	99,100	5,978,703
BG Group PLC	656,232	8,054,420
Chevron Corp.	223,868	23,501,663
EQT Midstream Partners LP	20,100	1,560,966
Foresight Energy LP	18,000	280,620
Golar LNG Ltd.	73,500	2,446,080
Imperial Oil Ltd.	186,100	7,427,543
Kinder Morgan, Inc.	78,600	3,305,916
Legacy Reserves LP	43,300	438,196
Markwest Energy Partners LP	150,412	9,942,233
Peabody Energy Corp.	53,013	260,824
PrairieSky Royalty Ltd. (e)	69,200	1,632,542
Suncor Energy, Inc.	533,460	15,588,295
The Williams Companies, Inc.	150,290	7,603,171
Williams Partners LP	17,174	845,304
		88,866,476
TOTAL ENERGY		102,227,949
FINANCIALS - 21.3%
Banks - 14.0%
Bank of America Corp.	1,675,032	25,778,742
Citigroup, Inc.	521,918	26,889,215
Comerica, Inc.	73,700	3,326,081
Commerce Bancshares, Inc.	23,400	990,288
Fifth Third Bancorp	109,300	2,060,305
First Republic Bank	10,000	570,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
FirstMerit Corp.	79,100	$ 1,507,646
Intesa Sanpaolo SpA	70,800	240,295
JPMorgan Chase & Co.	780,432	47,278,570
M&T Bank Corp.	16,700	2,120,900
PNC Financial Services Group, Inc.	82,672	7,708,337
Regions Financial Corp.	401,800	3,797,010
Standard Chartered PLC (United Kingdom)	393,582	6,384,285
SunTrust Banks, Inc.	260,564	10,706,575
U.S. Bancorp	215,398	9,406,431
UMB Financial Corp.	15,400	814,506
Wells Fargo & Co.	151,969	8,267,114
		157,847,200
Capital Markets - 5.1%
Artisan Partners Asset Management, Inc.	12,100	550,066
Carlyle Group LP	57,200	1,550,120
Charles Schwab Corp.	241,684	7,356,861
Greenhill & Co., Inc.	9,100	360,815
Invesco Ltd.	16,400	650,916
KKR & Co. LP	291,493	6,648,955
Morgan Stanley	201,583	7,194,497
Northern Trust Corp.	97,045	6,759,184
Oaktree Capital Group LLC Class A	34,100	1,761,606
State Street Corp.	226,679	16,667,707
The Blackstone Group LP	140,800	5,475,712
TPG Specialty Lending, Inc.	146,258	2,517,100
		57,493,539
Consumer Finance - 0.1%
Discover Financial Services	15,400	867,790
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	9,621	2,244,291
Insurance - 1.2%
Brown & Brown, Inc.	24,300	804,573
Marsh & McLennan Companies, Inc.	45,442	2,548,842
MetLife, Inc.	169,114	8,548,713
Principal Financial Group, Inc.	37,100	1,905,827
		13,807,955
Real Estate Investment Trusts - 0.5%
American Homes 4 Rent (f)	36,401	602,437
First Potomac Realty Trust	27,600	328,164
Lamar Advertising Co. Class A	15,500	918,685
Sabra Health Care REIT, Inc.	23,600	782,340
Sun Communities, Inc.	17,712	1,181,745
WP Carey, Inc.	19,900	1,353,200
		5,166,571
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	167,250	2,808,128
TOTAL FINANCIALS		240,235,474

	Shares	Value
HEALTH CARE - 9.3%
Biotechnology - 1.5%
Amgen, Inc.	95,344	$ 15,240,738
Intercept Pharmaceuticals, Inc. (a)	5,545	1,563,801
		16,804,539
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	65,697	3,043,742
Ansell Ltd.	37,520	787,299
Medtronic PLC	67,285	5,247,557
St. Jude Medical, Inc.	18,000	1,177,200
Zimmer Holdings, Inc.	37,600	4,418,752
		14,674,550
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	39,800	3,592,746
Express Scripts Holding Co. (a)	22,900	1,987,033
McKesson Corp.	46,588	10,538,206
Patterson Companies, Inc.	57,343	2,797,765
Quest Diagnostics, Inc.	9,465	727,385
		19,643,135
Pharmaceuticals - 4.7%
AbbVie, Inc.	7,800	456,612
Astellas Pharma, Inc.	119,900	1,964,550
GlaxoSmithKline PLC sponsored ADR	322,194	14,869,253
Johnson & Johnson	186,659	18,777,895
Novartis AG sponsored ADR	36,925	3,641,174
Teva Pharmaceutical Industries Ltd. sponsored ADR	186,603	11,625,367
Theravance, Inc. (e)	125,800	1,977,576
		53,312,427
TOTAL HEALTH CARE		104,434,651
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.6%
Meggitt PLC	511,691	4,163,348
Rolls-Royce Group PLC	151,411	2,140,467
The Boeing Co.	100,217	15,040,567
United Technologies Corp.	70,787	8,296,236
		29,640,618
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	35,201	2,577,417
FedEx Corp.	11,800	1,952,310
PostNL NV (a)	427,100	1,819,506
United Parcel Service, Inc. Class B	147,972	14,344,406
		20,693,639
Airlines - 0.2%
Copa Holdings SA Class A	24,300	2,453,571
Building Products - 0.1%
Lennox International, Inc.	12,400	1,384,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
ADT Corp. (e)	157,607	$ 6,543,843
KAR Auction Services, Inc.	84,058	3,188,320
		9,732,163
Electrical Equipment - 0.5%
Emerson Electric Co.	25,400	1,438,148
Hubbell, Inc. Class B	41,879	4,590,776
		6,028,924
Industrial Conglomerates - 3.1%
General Electric Co.	1,406,950	34,906,430
Machinery - 0.8%
Deere & Co.	49,300	4,323,117
Donaldson Co., Inc.	32,700	1,233,117
IMI PLC	84,600	1,600,069
Joy Global, Inc.	13,400	525,012
Valmont Industries, Inc.	7,100	872,448
Xylem, Inc.	11,200	392,224
		8,945,987
Professional Services - 0.1%
Acacia Research Corp.	63,789	682,542
Road & Rail - 2.1%
CSX Corp.	325,347	10,775,493
J.B. Hunt Transport Services, Inc.	87,882	7,504,683
Kansas City Southern	14,300	1,459,744
Norfolk Southern Corp.	36,993	3,807,320
		23,547,240
Trading Companies & Distributors - 0.6%
Watsco, Inc.	48,592	6,108,014
TOTAL INDUSTRIALS		144,124,084
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 3.1%
Cisco Systems, Inc.	664,504	18,290,473
QUALCOMM, Inc.	231,261	16,035,638
		34,326,111
Internet Software & Services - 3.2%
Google, Inc.:
Class A (a)	28,318	15,707,995
Class C (a)	24,518	13,435,864
Yahoo!, Inc. (a)	156,885	6,971,185
		36,115,044
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	96,208	6,002,417
Fidelity National Information Services, Inc.	37,056	2,522,031
IBM Corp.	63,658	10,217,109
Leidos Holdings, Inc.	8,600	360,856
MasterCard, Inc. Class A	141,410	12,216,410

	Shares	Value
Paychex, Inc.	284,631	$ 14,121,967
The Western Union Co.	163,699	3,406,576
Unisys Corp. (a)	65,200	1,513,292
Visa, Inc. Class A	201,576	13,185,086
		63,545,744
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	68,602	1,547,661
Broadcom Corp. Class A	174,394	7,550,388
Maxim Integrated Products, Inc.	66,100	2,300,941
Xilinx, Inc.	11,900	503,370
		11,902,360
Software - 3.4%
Microsoft Corp.	764,213	31,069,080
Oracle Corp.	178,591	7,706,202
		38,775,282
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	332,458	41,367,749
EMC Corp.	22,000	562,320
First Data Holdings, Inc. Class B (h)	739,120	3,289,084
		45,219,153
TOTAL INFORMATION TECHNOLOGY		229,883,694
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	64,901	6,886,645
E.I. du Pont de Nemours & Co.	50,352	3,598,657
FMC Corp.	35,938	2,057,451
LyondellBasell Industries NV Class A	13,600	1,194,080
Methanex Corp.	30,100	1,611,528
Monsanto Co.	90,819	10,220,770
Potash Corp. of Saskatchewan, Inc.	46,400	1,495,805
Syngenta AG (Switzerland)	13,541	4,600,265
Tronox Ltd. Class A	37,011	752,434
		32,417,635
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	239,200	4,532,840
SunCoke Energy Partners LP	16,020	341,066
		4,873,906
Paper & Forest Products - 0.1%
Domtar Corp.	17,300	799,606
TOTAL MATERIALS		38,091,147
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
TDC A/S	90,800	650,751
Verizon Communications, Inc.	375,780	18,274,181
		18,924,932
Common Stocks - continued
	Shares	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	12,800	$ 566,784
TOTAL COMMON STOCKS (Cost $830,098,326)		1,110,421,467
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	9,742	78,618
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%	25,829	8,588,143
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,441,334)		8,666,761
Convertible Bonds - 0.2%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 520,000	435,500
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17		793,000	686,381
5% 10/15/18 (h)		494,061	402,961
Peabody Energy Corp. 4.75% 12/15/41		1,050,000	370,781
			1,460,123
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		760,000	746,225
TOTAL CONVERTIBLE BONDS (Cost $3,206,583)			2,641,848
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $629,660)	EUR	410,000	468,528
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	5,076,204	$ 5,076,204
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	26,566,859	26,566,859
TOTAL MONEY MARKET FUNDS (Cost $31,643,063)		31,643,063
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $872,018,966)	1,153,841,667
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(27,259,411)
NET ASSETS - 100%	$ 1,126,582,256
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,817,190 or 0.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,770,663 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/14	$ 494,061
First Data Holdings, Inc. Class B	6/26/14	$ 2,956,480
NJOY, Inc. Series D	2/14/14	$ 164,894
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,271
Fidelity Securities Lending Cash Central Fund	27,592
Total	$ 28,863
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 115,187,856	$ 114,884,772	$ 224,466	$ 78,618
Consumer Staples	116,823,514	110,804,811	6,018,703	-
Energy	102,227,949	94,173,529	8,054,420	-
Financials	240,235,474	239,995,179	240,295	-
Health Care	113,022,794	111,058,244	1,964,550	-
Industrials	144,124,084	144,124,084	-	-
Information Technology	229,883,694	226,594,610	-	3,289,084
Materials	38,091,147	33,490,882	4,600,265	-
Telecommunication Services	18,924,932	18,924,932	-	-
Utilities	566,784	566,784	-	-
Corporate Bonds	2,641,848	-	2,641,848	-
Preferred Securities	468,528	-	468,528	-
Money Market Funds	31,643,063	31,643,063	-	-
Total Investments in Securities:	$ 1,153,841,667	$ 1,126,260,890	$ 24,213,075	$ 3,367,702
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $874,744,526. Net unrealized appreciation aggregated $279,097,141, of which $311,345,662 related to appreciated investment securities and $32,248,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2015

1.799889.111

VIPVS-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 5.0%
Delphi Automotive PLC	224,231	$ 17,880,180
Tenneco, Inc. (a)	51,276	2,944,268
TRW Automotive Holdings Corp. (a)	27,800	2,914,830
		23,739,278
Automobiles - 3.7%
Bayerische Motoren Werke AG (BMW)	11,032	1,381,348
General Motors Co.	400,264	15,009,900
Volkswagen AG	5,739	1,481,315
		17,872,563
Diversified Consumer Services - 1.2%
Service Corp. International	226,500	5,900,325
Hotels, Restaurants & Leisure - 2.0%
Cedar Fair LP (depositary unit)	70,880	4,068,512
Wyndham Worldwide Corp.	62,233	5,630,220
		9,698,732
Household Durables - 4.1%
Lennar Corp. Class A (d)	132,314	6,855,188
PulteGroup, Inc.	231,911	5,155,382
Ryland Group, Inc.	46,100	2,246,914
Standard Pacific Corp. (a)	581,450	5,233,050
		19,490,534
Leisure Products - 2.7%
Hasbro, Inc. (d)	83,103	5,255,434
Vista Outdoor, Inc. (a)	173,700	7,437,834
		12,693,268
Media - 1.1%
Omnicom Group, Inc.	37,388	2,915,516
Regal Entertainment Group Class A (d)	103,000	2,352,520
		5,268,036
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	107,059	8,896,603
GameStop Corp. Class A (d)	127,787	4,850,795
Vitamin Shoppe, Inc. (a)	53,700	2,211,903
		15,959,301
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	20,000	2,131,200
TOTAL CONSUMER DISCRETIONARY		112,753,237
CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Cott Corp.	1,093,961	10,250,412
Food & Staples Retailing - 1.6%
CVS Health Corp.	73,900	7,627,219
Food Products - 2.0%
Bunge Ltd.	30,986	2,552,007

	Shares	Value
Calavo Growers, Inc.	72,272	$ 3,716,226
SunOpta, Inc. (a)	306,815	3,258,375
		9,526,608
Household Products - 0.8%
Procter & Gamble Co.	44,300	3,629,942
TOTAL CONSUMER STAPLES		31,034,181
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	57,200	2,509,936
Oil, Gas & Consumable Fuels - 2.9%
EP Energy Corp. (a)(d)	80,900	847,832
HollyFrontier Corp.	47,700	1,920,879
Kinder Morgan, Inc.	53,100	2,233,386
The Williams Companies, Inc.	47,000	2,377,730
Valero Energy Corp.	102,000	6,489,240
		13,869,067
TOTAL ENERGY		16,379,003
FINANCIALS - 11.8%
Banks - 8.8%
Bank of America Corp.	1,045,187	16,085,428
CIT Group, Inc.	49,051	2,213,181
Citigroup, Inc.	70,777	3,646,431
Regions Financial Corp.	242,437	2,291,030
U.S. Bancorp	268,716	11,734,828
Wells Fargo & Co.	117,530	6,393,632
		42,364,530
Capital Markets - 0.7%
The Blackstone Group LP	83,300	3,239,537
Insurance - 2.3%
AFLAC, Inc.	78,414	5,019,280
American International Group, Inc.	62,802	3,440,922
Unum Group	69,740	2,352,330
		10,812,532
TOTAL FINANCIALS		56,416,599
HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 5.9%
Alere, Inc. (a)	52,217	2,553,411
Boston Scientific Corp. (a)	528,900	9,387,975
C.R. Bard, Inc.	23,500	3,932,725
St. Jude Medical, Inc.	144,300	9,437,220
Zimmer Holdings, Inc.	27,300	3,208,296
		28,519,627
Health Care Providers & Services - 3.0%
DaVita HealthCare Partners, Inc. (a)	49,404	4,015,557
Universal Health Services, Inc. Class B	86,886	10,227,351
		14,242,908
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	56,300	$ 2,339,265
PerkinElmer, Inc.	64,600	3,303,644
		5,642,909
Pharmaceuticals - 5.3%
Johnson & Johnson	58,500	5,885,100
Merck & Co., Inc.	121,700	6,995,316
Sanofi SA sponsored ADR	252,156	12,466,593
		25,347,009
TOTAL HEALTH CARE		73,752,453
INDUSTRIALS - 7.8%
Aerospace & Defense - 4.7%
Esterline Technologies Corp. (a)	56,078	6,416,445
Honeywell International, Inc.	43,500	4,537,485
Orbital ATK, Inc.	86,850	6,655,316
Textron, Inc.	68,133	3,020,336
United Technologies Corp.	14,700	1,722,840
		22,352,422
Building Products - 0.6%
Allegion PLC	21,533	1,317,174
Armstrong World Industries, Inc. (a)	25,470	1,463,761
		2,780,935
Machinery - 1.8%
Blount International, Inc.	153,996	1,983,468
Deere & Co.	26,500	2,323,785
Ingersoll-Rand PLC	64,800	4,411,584
		8,718,837
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	145,500	3,267,930
TOTAL INDUSTRIALS		37,120,124
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	63,700	1,753,343
Electronic Equipment & Components - 0.2%
Keysight Technologies, Inc. (a)	26,750	993,763
IT Services - 0.7%
Fidelity National Information Services, Inc.	51,640	3,514,618
Semiconductors & Semiconductor Equipment - 4.0%
Cypress Semiconductor Corp.	469,672	6,627,072
MagnaChip Semiconductor Corp. (a)	303,800	1,661,786
Micron Technology, Inc. (a)	283,842	7,700,633
ON Semiconductor Corp. (a)	266,591	3,228,417
		19,217,908

	Shares	Value
Software - 4.0%
Microsoft Corp.	133,776	$ 5,438,663
Symantec Corp.	587,729	13,732,288
		19,170,951
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	176,340	21,941,983
TOTAL INFORMATION TECHNOLOGY		66,592,566
MATERIALS - 8.7%
Chemicals - 7.8%
Ashland, Inc.	25,900	3,297,329
Axiall Corp.	88,539	4,156,021
LyondellBasell Industries NV Class A	249,608	21,915,582
PPG Industries, Inc.	24,097	5,434,837
W.R. Grace & Co. (a)	26,072	2,577,739
		37,381,508
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	51,800	3,341,100
Metals & Mining - 0.2%
Carpenter Technology Corp.	26,404	1,026,588
TOTAL MATERIALS		41,749,196
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (a)	173,865	9,360,892
UTILITIES - 3.9%
Electric Utilities - 0.4%
NextEra Energy, Inc.	21,100	2,195,455
Independent Power and Renewable Electricity Producers - 2.2%
Calpine Corp. (a)	256,337	5,862,427
The AES Corp.	351,292	4,514,102
		10,376,529
Multi-Utilities - 1.3%
Sempra Energy	55,961	6,100,868
TOTAL UTILITIES		18,672,852
TOTAL COMMON STOCKS (Cost $268,419,665)		463,831,103
Nonconvertible Bonds - 0.7%
	Principal Amount	Value
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 6.25% 6/1/21	$ 2,330,000	$ 588,325
Peabody Energy Corp. 6.25% 11/15/21	4,595,000	2,825,925
		3,414,250
TOTAL NONCONVERTIBLE BONDS (Cost $6,208,334)		3,414,250
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	10,877,760	10,877,760
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	12,460,079	12,460,079
TOTAL MONEY MARKET FUNDS (Cost $23,337,839)		23,337,839
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $297,965,838)	490,583,192
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(12,313,142)
NET ASSETS - 100%	$ 478,270,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,656
Fidelity Securities Lending Cash Central Fund	85,051
Total	$ 89,707
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 112,753,237	$ 112,753,237	$ -	$ -
Consumer Staples	31,034,181	31,034,181	-	-
Energy	16,379,003	16,379,003	-	-
Financials	56,416,599	56,416,599	-	-
Health Care	73,752,453	73,752,453	-	-
Industrials	37,120,124	37,120,124	-	-
Information Technology	66,592,566	66,592,566	-	-
Materials	41,749,196	41,749,196	-	-
Telecommunication Services	9,360,892	9,360,892	-	-
Utilities	18,672,852	18,672,852	-	-
Corporate Bonds	3,414,250	-	3,414,250	-
Money Market Funds	23,337,839	23,337,839	-	-
Total Investments in Securities:	$ 490,583,192	$ 487,168,942	$ 3,414,250	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,434,790
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $297,972,248. Net unrealized appreciation aggregated $192,610,944, of which $200,912,921 related to appreciated investment securities and $8,301,977 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2015

1.799884.111

VIPBAL-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.1%
Harley-Davidson, Inc.	63,900	$ 3,881,286
Diversified Consumer Services - 0.4%
2U, Inc.	5,098	130,407
H&R Block, Inc.	319,746	10,254,254
		10,384,661
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	85,300	2,698,039
Extended Stay America, Inc. unit	641,625	12,530,936
McDonald's Corp.	226,330	22,053,595
Panera Bread Co. Class A (a)	84,329	13,492,218
Starbucks Corp.	207,422	19,642,863
Wynn Resorts Ltd.	45,400	5,714,952
		76,132,603
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	15,500	5,767,550
Ctrip.com International Ltd. sponsored ADR (a)	78,000	4,572,360
Liberty Interactive Corp. Series A (a)	690,648	20,160,015
Priceline Group, Inc. (a)	14,800	17,229,420
Travelport Worldwide Ltd.	353,589	5,904,936
		53,634,281
Media - 2.4%
Comcast Corp. Class A	61,210	3,456,529
DIRECTV (a)	69,483	5,913,003
DreamWorks Animation SKG, Inc. Class A (a)(d)	308,860	7,474,412
Liberty Media Corp. Class C (a)	375,100	14,328,820
Manchester United PLC (a)	179,600	2,857,436
The Madison Square Garden Co. Class A (a)	255,162	21,599,463
Time Warner Cable, Inc.	4,300	644,484
Twenty-First Century Fox, Inc. Class A	411,203	13,915,110
		70,189,257
Multiline Retail - 1.0%
B&M European Value Retail S.A.	1,628,483	7,549,036
Dollar General Corp.	294,342	22,187,500
Poundland Group PLC	47,340	256,178
		29,992,714
Specialty Retail - 0.6%
GameStop Corp. Class A	7,800	296,088
Michaels Companies, Inc.	192,500	5,209,050
TJX Companies, Inc.	176,423	12,358,431
		17,863,569
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (a)	49,100	3,143,382

	Shares	Value
NIKE, Inc. Class B	197,600	$ 19,825,208
PVH Corp.	20,500	2,184,480
		25,153,070
TOTAL CONSUMER DISCRETIONARY		287,231,441
CONSUMER STAPLES - 6.1%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	22,800	2,785,371
Coca-Cola Icecek Sanayi A/S	31,000	524,251
Diageo PLC sponsored ADR	20,300	2,244,571
Embotelladora Andina SA sponsored ADR	39,900	600,495
Monster Beverage Corp. (a)	32,700	4,525,517
Pernod Ricard SA	11,700	1,385,734
Remy Cointreau SA	4,972	366,211
The Coca-Cola Co.	542,786	22,009,972
		34,442,122
Food & Staples Retailing - 1.6%
CVS Health Corp.	197,876	20,422,782
Kroger Co.	152,737	11,708,818
Sysco Corp.	137,419	5,184,819
Wal-Mart Stores, Inc.	61,635	5,069,479
Whole Foods Market, Inc.	66,700	3,473,736
		45,859,634
Food Products - 0.9%
Bunge Ltd.	47,868	3,942,408
Keurig Green Mountain, Inc.	37,668	4,208,646
Mead Johnson Nutrition Co. Class A	102,052	10,259,288
Mondelez International, Inc.	73,700	2,659,833
Nestle SA	25,031	1,884,895
The Hershey Co.	48,400	4,884,044
		27,839,114
Household Products - 0.9%
Colgate-Palmolive Co.	66,700	4,624,978
Procter & Gamble Co.	274,476	22,490,563
		27,115,541
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	47,700	3,966,732
L'Oreal SA	3,100	571,157
		4,537,889
Tobacco - 1.4%
Altria Group, Inc.	397,100	19,862,942
British American Tobacco PLC sponsored ADR	196,419	20,382,400
Souza Cruz SA	68,800	547,546
		40,792,888
TOTAL CONSUMER STAPLES		180,587,188
Common Stocks - continued
	Shares	Value
ENERGY - 5.5%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	58,437	$ 425,421
Baker Hughes, Inc.	27,400	1,742,092
C&J Energy Services Ltd. (a)	118,600	1,320,018
Dril-Quip, Inc. (a)	25,000	1,709,750
Halliburton Co.	203,900	8,947,132
Independence Contract Drilling, Inc.	119,373	832,030
Oceaneering International, Inc.	54,500	2,939,185
Schlumberger Ltd.	66,500	5,548,760
		23,464,388
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	165,974	13,744,307
Apache Corp.	63,800	3,849,054
BG Group PLC	195,400	2,398,288
Cabot Oil & Gas Corp.	150,560	4,446,037
Chevron Corp.	274,800	28,848,504
Cimarex Energy Co.	60,785	6,995,746
Columbia Pipeline Partners LP	47,400	1,312,506
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
EOG Resources, Inc.	95,166	8,725,771
EP Energy Corp. (a)(d)	173,700	1,820,376
Exxon Mobil Corp.	203,900	17,331,500
Kinder Morgan, Inc.	277,339	11,664,878
Memorial Resource Development Corp.	138,950	2,464,973
Noble Energy, Inc.	205,713	10,059,366
Parsley Energy, Inc. Class A	101,100	1,615,578
Phillips 66 Co.	125,626	9,874,204
PrairieSky Royalty Ltd. (d)	74,300	1,752,859
SM Energy Co.	18,000	930,240
Suncor Energy, Inc.	239,580	7,000,794
Valero Energy Partners LP	35,784	1,731,946
		136,566,927
TOTAL ENERGY		160,031,315
FINANCIALS - 10.5%
Banks - 4.7%
Bank of America Corp.	2,285,187	35,169,028
Citigroup, Inc.	714,154	36,793,214
Huntington Bancshares, Inc.	762,230	8,422,642
JPMorgan Chase & Co.	536,700	32,513,286
SunTrust Banks, Inc.	111,273	4,572,208
Synovus Financial Corp.	79,942	2,239,175
U.S. Bancorp	418,647	18,282,314
		137,991,867
Capital Markets - 1.6%
Ameriprise Financial, Inc.	30,872	4,039,292
Artisan Partners Asset Management, Inc.	22,000	1,000,120
BlackRock, Inc. Class A	27,772	10,160,108
E*TRADE Financial Corp. (a)	126,800	3,620,774
Goldman Sachs Group, Inc.	78,300	14,718,051

	Shares	Value
Invesco Ltd.	63,612	$ 2,524,760
Northern Trust Corp.	67,500	4,701,375
Oaktree Capital Group LLC Class A	15,191	784,767
State Street Corp.	29,400	2,161,782
The Blackstone Group LP	68,850	2,677,577
		46,388,606
Consumer Finance - 1.5%
Capital One Financial Corp.	403,131	31,774,785
Imperial Holdings, Inc. warrants 4/11/19	6,565	3,524
Navient Corp.	188,452	3,831,229
SLM Corp.	434,752	4,034,499
Springleaf Holdings, Inc. (a)	70,100	3,629,077
		43,273,114
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	17	3,697,500
Class B (a)	58,200	8,399,424
IntercontinentalExchange Group, Inc.	28,800	6,718,176
KBC Ancora (a)	32,400	1,110,290
PICO Holdings, Inc. (a)	48,568	787,288
		20,712,678
Insurance - 1.1%
Direct Line Insurance Group PLC	679,113	3,213,594
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,800	1,569,618
Marsh & McLennan Companies, Inc.	126,833	7,114,063
MetLife, Inc.	124,591	6,298,075
Principal Financial Group, Inc.	65,200	3,349,324
The Chubb Corp.	78,000	7,885,800
Unum Group	57,700	1,946,221
		31,376,695
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	52,600	1,097,236
American Tower Corp.	25,500	2,400,825
Boston Properties, Inc.	40,700	5,717,536
Digital Realty Trust, Inc.	111,800	7,374,328
Duke Realty LP	89,900	1,957,123
InfraReit, Inc.	24,600	703,314
Outfront Media, Inc.	38,920	1,164,486
Sun Communities, Inc.	10,600	707,232
The Macerich Co.	9,200	775,836
		21,897,916
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	188,706	7,304,809
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	65,700	542,026
Washington Mutual, Inc. (a)	101,600	0
		542,026
TOTAL FINANCIALS		309,487,711
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.3%
Biotechnology - 3.2%
Actelion Ltd.	2,919	$ 338,217
Alexion Pharmaceuticals, Inc. (a)	58,350	10,112,055
Amgen, Inc.	110,609	17,680,849
Biogen, Inc. (a)	41,691	17,603,608
BioMarin Pharmaceutical, Inc. (a)	44,800	5,582,976
Celgene Corp. (a)	135,000	15,562,800
Cellectis SA sponsored ADR	5,900	204,081
Gilead Sciences, Inc. (a)	212,383	20,841,144
Vertex Pharmaceuticals, Inc. (a)	51,600	6,087,252
		94,012,982
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	783,080	13,899,670
Edwards Lifesciences Corp. (a)	26,400	3,760,944
Medtronic PLC	298,856	23,307,779
Quidel Corp. (a)	44,223	1,193,137
The Cooper Companies, Inc.	35,014	6,562,324
Zimmer Holdings, Inc.	65,830	7,736,342
		56,460,196
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc. (a)	118,100	4,459,456
Cigna Corp.	102,400	13,254,656
HCA Holdings, Inc. (a)	92,500	6,958,775
Henry Schein, Inc. (a)	33,424	4,666,659
McKesson Corp.	77,828	17,604,694
UnitedHealth Group, Inc.	75,500	8,930,895
		55,875,135
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	124,600	5,177,130
Thermo Fisher Scientific, Inc.	86,817	11,662,996
		16,840,126
Pharmaceuticals - 2.7%
AbbVie, Inc.	45,929	2,688,684
Actavis PLC (a)	82,023	24,411,685
Bristol-Myers Squibb Co.	281,960	18,186,420
Endo Health Solutions, Inc. (a)	31,400	2,816,580
Horizon Pharma PLC warrants 9/25/17 (a)	164,400	3,541,526
Mallinckrodt PLC (a)	53,500	6,775,775
Merck & Co., Inc.	61,259	3,521,167
Roche Holding AG (participation certificate)	13,621	3,742,943
Shire PLC	80,200	6,393,794
Teva Pharmaceutical Industries Ltd. sponsored ADR	136,200	8,485,260
		80,563,834
TOTAL HEALTH CARE		303,752,273

	Shares	Value
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.9%
Meggitt PLC	976,745	$ 7,947,236
TransDigm Group, Inc.	83,937	18,358,701
		26,305,937
Air Freight & Logistics - 0.4%
FedEx Corp.	64,248	10,629,832
Electrical Equipment - 0.9%
AMETEK, Inc.	503,191	26,437,655
Industrial Conglomerates - 1.9%
Danaher Corp.	324,218	27,526,108
Roper Industries, Inc.	160,381	27,585,532
		55,111,640
Machinery - 0.9%
Deere & Co.	130,200	11,417,238
Pall Corp.	92,900	9,326,231
WABCO Holdings, Inc. (a)	52,500	6,451,200
		27,194,669
Professional Services - 0.2%
Verisk Analytics, Inc. (a)	85,770	6,123,978
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	214,394	18,308,176
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	331,000	10,312,305
TOTAL INDUSTRIALS		180,424,192
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	356,159	9,803,276
QUALCOMM, Inc.	326,408	22,633,131
		32,436,407
Electronic Equipment & Components - 0.3%
Samsung SDI Co. Ltd.	8,734	1,075,082
TE Connectivity Ltd.	76,579	5,484,588
Trimble Navigation Ltd. (a)	83,500	2,104,200
		8,663,870
Internet Software & Services - 3.1%
58.com, Inc. ADR (a)	34,200	1,808,496
Alibaba Group Holding Ltd. sponsored ADR	176,700	14,708,508
ChannelAdvisor Corp. (a)	91,750	889,058
Cvent, Inc. (a)	170,778	4,788,615
Demandware, Inc. (a)	8,076	491,828
Facebook, Inc. Class A (a)	278,204	22,872,542
Five9, Inc. (d)	178,100	990,236
Google, Inc. Class C (a)	68,767	37,684,316
HomeAway, Inc. (a)	105,000	3,167,850
Opower, Inc.	232,144	2,351,619
Twitter, Inc. (a)	16,500	826,320
Velti PLC (a)(g)	284,296	3,070
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Wix.com Ltd. (a)	38,184	$ 731,605
Zoopla Property Group PLC (d)	382,885	1,026,325
		92,340,388
IT Services - 0.7%
ASAC II LP (a)(g)	444,553	6,725,148
Fidelity National Information Services, Inc.	17,200	1,170,632
Lionbridge Technologies, Inc. (a)	84,956	485,948
Sabre Corp. (d)	356,280	8,657,604
Total System Services, Inc.	84,100	3,208,415
		20,247,747
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	78,800	3,381,308
Analog Devices, Inc.	40,300	2,538,900
Broadcom Corp. Class A	33,100	1,433,065
Intel Corp.	282,300	8,827,521
Marvell Technology Group Ltd.	1,182,100	17,376,870
Maxim Integrated Products, Inc.	33,900	1,180,059
Micron Technology, Inc. (a)	108,600	2,946,318
NVIDIA Corp.	153,300	3,207,803
NXP Semiconductors NV (a)	82,009	8,230,423
Qorvo, Inc. (a)	143,812	11,461,816
		60,584,083
Software - 2.0%
Activision Blizzard, Inc.	48,700	1,106,708
Adobe Systems, Inc. (a)	166,431	12,305,908
Autodesk, Inc. (a)	55,000	3,225,200
Citrix Systems, Inc. (a)	12,700	811,149
Fleetmatics Group PLC (a)	36,016	1,615,318
Imperva, Inc. (a)	132,587	5,661,465
Intuit, Inc.	104,000	10,083,840
Oracle Corp.	135,379	5,841,604
RealPage, Inc. (a)	134,400	2,706,816
salesforce.com, Inc. (a)	176,900	11,818,689
Xero Ltd. (a)	72,024	1,297,668
Yodlee, inc.	61,000	821,060
Zendesk, Inc.	109,500	2,484,555
		59,779,980
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	636,211	79,163,734
Electronics for Imaging, Inc. (a)	70,127	2,927,802
Hewlett-Packard Co.	325,200	10,133,232
SanDisk Corp.	32,300	2,054,926
Western Digital Corp.	29,100	2,648,391
		96,928,085
TOTAL INFORMATION TECHNOLOGY		370,980,560

	Shares	Value
MATERIALS - 2.8%
Chemicals - 2.3%
Airgas, Inc.	139,400	$ 14,791,734
CF Industries Holdings, Inc.	11,300	3,205,584
E.I. du Pont de Nemours & Co.	126,500	9,040,955
Eastman Chemical Co.	68,696	4,757,885
Ecolab, Inc.	126,500	14,469,070
FMC Corp.	66,200	3,789,950
LyondellBasell Industries NV Class A	50,712	4,452,514
Methanex Corp.	36,900	1,975,594
Monsanto Co.	67,567	7,603,990
W.R. Grace & Co. (a)	36,925	3,650,775
		67,738,051
Construction Materials - 0.1%
Eagle Materials, Inc.	33,500	2,799,260
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	139,098	2,022,485
Rock-Tenn Co. Class A	66,944	4,317,888
		6,340,373
Metals & Mining - 0.2%
Nucor Corp.	80,900	3,845,177
TOTAL MATERIALS		80,722,861
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	30,000	1,059,900
inContact, Inc. (a)	26,700	291,030
Level 3 Communications, Inc. (a)	55,004	2,961,415
Verizon Communications, Inc.	494,296	24,037,614
		28,349,959
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	7,800	454,268
T-Mobile U.S., Inc. (a)	97,050	3,075,515
Telephone & Data Systems, Inc.	27,000	672,300
		4,202,083
TOTAL TELECOMMUNICATION SERVICES		32,552,042
UTILITIES - 1.8%
Electric Utilities - 0.8%
Edison International	49,205	3,073,836
Exelon Corp.	198,800	6,681,668
NextEra Energy, Inc.	90,477	9,414,132
PPL Corp.	181,650	6,114,339
		25,283,975
Gas Utilities - 0.1%
National Fuel Gas Co.	32,353	1,951,856
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	9,100	$ 208,117
NRG Energy, Inc.	143,400	3,612,246
		3,820,363
Multi-Utilities - 0.8%
Dominion Resources, Inc.	104,200	7,384,654
NiSource, Inc.	93,000	4,106,880
PG&E Corp.	71,450	3,791,852
Sempra Energy	68,095	7,423,717
		22,707,103
TOTAL UTILITIES		53,763,297
TOTAL COMMON STOCKS (Cost $1,642,294,499)		1,959,532,880
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	46,000	2,317,940
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	150,700	868,032
TOTAL PREFERRED STOCKS (Cost $3,330,155)		3,185,972
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $1,162,000)	$ 1,162,000	1,005,769
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 4/2/15 to 7/2/15 (e) (Cost $2,049,967)	2,050,000	2,049,939
Fixed-Income Funds - 30.9%
	Shares	Value
Fidelity High Income Central Fund 2 (f)	500,051	$ 57,135,881
Fidelity VIP Investment Grade Central Fund (f)	7,892,258	850,785,422
TOTAL FIXED-INCOME FUNDS (Cost $864,357,138)		907,921,303
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.14% (b)	80,126,094	80,126,094
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,748,160	2,748,160
TOTAL MONEY MARKET FUNDS (Cost $82,874,254)		82,874,254
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,596,068,013)		2,956,570,117
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,867,616)
NET ASSETS - 100%		$ 2,942,702,501
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
422 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 43,482,880	$ 41,880

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,049,939.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,728,218 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 4,445,530
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,412
Fidelity High Income Central Fund 2	840,562
Fidelity Securities Lending Cash Central Fund	9,534
Fidelity VIP Investment Grade Central Fund	5,872,170
Total	$ 6,747,678
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 55,811,727	$ 840,704	$ -	$ 57,135,881	7.0%
Fidelity VIP Investment Grade Central Fund	761,872,397	80,572,562	-	850,785,422	18.2%
Total	$ 817,684,124	$ 81,413,266	$ -	$ 907,921,303
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 287,231,441	$ 287,231,441	$ -	$ -
Consumer Staples	181,455,220	176,784,954	4,670,266	-
Energy	162,349,255	159,950,967	2,398,288	-
Financials	309,487,711	309,484,187	3,524	-
Health Care	303,752,273	290,074,010	13,678,263	-
Industrials	180,424,192	180,424,192	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Information Technology	$ 370,980,560	$ 364,252,342	$ 3,070	$ 6,725,148
Materials	80,722,861	80,722,861	-	-
Telecommunication Services	32,552,042	32,097,774	454,268	-
Utilities	53,763,297	53,763,297	-	-
Corporate Bonds	1,005,769	-	1,005,769	-
U.S. Government and Government Agency Obligations	2,049,939	-	2,049,939	-
Fixed-Income Funds	907,921,303	907,921,303	-	-
Money Market Funds	82,874,254	82,874,254	-	-
Total Investments in Securities:	$ 2,956,570,117	$ 2,925,581,582	$ 24,263,387	$ 6,725,148
Derivative Instruments:
Assets
Futures Contracts	$ 41,880	$ 41,880	$ -	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $2,595,089,463. Net unrealized appreciation aggregated $361,480,654, of which $413,205,530 related to appreciated investment securities and $51,724,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

March 31, 2015

1.799850.111

VIPAG-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 1.1%
Delphi Automotive PLC	5,300	$ 422,622
Tenneco, Inc. (a)	4,000	229,680
		652,302
Automobiles - 1.0%
Harley-Davidson, Inc.	9,600	583,104
Diversified Consumer Services - 1.3%
Service Corp. International	13,900	362,095
ServiceMaster Global Holdings, Inc.	13,600	459,000
		821,095
Hotels, Restaurants & Leisure - 5.1%
Jack in the Box, Inc.	8,700	834,504
Las Vegas Sands Corp.	14,700	809,088
Melco Crown Entertainment Ltd. sponsored ADR	6,800	145,928
Wyndham Worldwide Corp.	14,400	1,302,768
		3,092,288
Household Durables - 1.7%
Harman International Industries, Inc.	3,500	467,705
Jarden Corp. (a)	6,100	322,690
Tupperware Brands Corp.	3,500	241,570
		1,031,965
Internet & Catalog Retail - 3.3%
Liberty Interactive Corp. Series A (a)	11,100	324,009
Orbitz Worldwide, Inc. (a)	86,600	1,009,756
TripAdvisor, Inc. (a)	6,700	557,239
zulily, Inc. Class A (a)(d)	10,100	131,199
		2,022,203
Leisure Products - 0.4%
Mattel, Inc.	11,900	271,915
Media - 1.5%
DIRECTV (a)	7,200	612,720
Time Warner Cable, Inc.	2,150	322,242
		934,962
Specialty Retail - 3.7%
GNC Holdings, Inc.	22,600	1,108,982
O'Reilly Automotive, Inc. (a)	5,300	1,146,072
		2,255,054
Textiles, Apparel & Luxury Goods - 3.6%
Hanesbrands, Inc.	28,900	968,439
Michael Kors Holdings Ltd. (a)	8,200	539,150
VF Corp.	9,100	685,321
		2,192,910
TOTAL CONSUMER DISCRETIONARY		13,857,798

	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	1,200	$ 108,420
Monster Beverage Corp. (a)	2,600	359,827
		468,247
Food & Staples Retailing - 2.1%
Kroger Co.	16,400	1,257,224
Food Products - 1.7%
Mead Johnson Nutrition Co. Class A	8,800	884,664
The Hershey Co.	1,710	172,556
		1,057,220
Personal Products - 0.0%
Herbalife Ltd.	600	25,656
Tobacco - 2.3%
Lorillard, Inc.	21,000	1,372,350
TOTAL CONSUMER STAPLES		4,180,697
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	1,100	49,632
Oceaneering International, Inc.	2,500	134,825
Oil States International, Inc. (a)	1,900	75,563
		260,020
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	5,000	147,650
Tesoro Corp.	5,800	529,482
World Fuel Services Corp.	2,100	120,708
		797,840
TOTAL ENERGY		1,057,860
FINANCIALS - 8.1%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)	2,600	558,428
Ameriprise Financial, Inc.	6,400	837,376
Invesco Ltd.	5,900	234,171
Lazard Ltd. Class A	6,100	320,799
		1,950,774
Consumer Finance - 0.6%
Springleaf Holdings, Inc. (a)	7,200	372,744
Diversified Financial Services - 3.4%
IntercontinentalExchange Group, Inc.	2,150	501,531
McGraw Hill Financial, Inc.	10,000	1,034,000
Moody's Corp.	5,400	560,520
		2,096,051
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	14,000	541,940
TOTAL FINANCIALS		4,961,509
Common Stocks - continued
	Shares	Value
HEALTH CARE - 17.9%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	900	$ 155,192
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	24,600	436,650
Zimmer Holdings, Inc.	5,500	646,360
		1,083,010
Health Care Providers & Services - 11.3%
Aetna, Inc.	8,400	894,852
AmerisourceBergen Corp.	12,700	1,443,608
Cardinal Health, Inc.	5,800	523,566
Cigna Corp.	8,900	1,152,016
DaVita HealthCare Partners, Inc. (a)	8,900	723,392
HCA Holdings, Inc. (a)	8,500	639,455
Henry Schein, Inc. (a)	1,700	237,354
MEDNAX, Inc. (a)	13,600	986,136
Universal Health Services, Inc. Class B	2,600	306,046
		6,906,425
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	10,800	448,740
Mettler-Toledo International, Inc. (a)	500	164,325
		613,065
Pharmaceuticals - 3.5%
Jazz Pharmaceuticals PLC (a)	3,800	656,602
Mylan N.V. (a)	12,400	735,940
Salix Pharmaceuticals Ltd. (a)	4,450	769,005
		2,161,547
TOTAL HEALTH CARE		10,919,239
INDUSTRIALS - 16.0%
Aerospace & Defense - 2.0%
Meggitt PLC	28,500	231,889
TransDigm Group, Inc.	4,600	1,006,112
		1,238,001
Airlines - 4.1%
Alaska Air Group, Inc.	8,100	536,058
American Airlines Group, Inc.	1,100	58,058
Delta Air Lines, Inc.	13,600	611,456
Southwest Airlines Co.	19,400	859,420
United Continental Holdings, Inc. (a)	6,500	437,125
		2,502,117
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	6,600	250,338
Electrical Equipment - 1.9%
AMETEK, Inc.	8,400	441,336
Hubbell, Inc. Class B	2,000	219,240
Rockwell Automation, Inc.	4,000	463,960
		1,124,536

	Shares	Value
Industrial Conglomerates - 1.0%
Roper Industries, Inc.	3,650	$ 627,800
Machinery - 3.1%
Allison Transmission Holdings, Inc.	7,700	245,938
IDEX Corp.	4,700	356,401
Toro Co.	5,000	350,600
WABCO Holdings, Inc. (a)	2,200	270,336
Wabtec Corp.	7,200	684,072
		1,907,347
Professional Services - 1.3%
Equifax, Inc.	8,300	771,900
Road & Rail - 1.4%
CSX Corp.	11,100	367,632
Landstar System, Inc.	7,400	490,620
		858,252
Trading Companies & Distributors - 0.8%
W.W. Grainger, Inc. (d)	1,900	448,039
TOTAL INDUSTRIALS		9,728,330
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 0.2%
Juniper Networks, Inc.	5,600	126,448
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	9,000	530,370
Ingram Micro, Inc. Class A (a)	8,500	213,520
Keysight Technologies, Inc. (a)	6,300	234,045
TE Connectivity Ltd.	4,300	307,966
		1,285,901
Internet Software & Services - 0.8%
HomeAway, Inc. (a)	4,900	147,833
VeriSign, Inc. (a)(d)	5,300	354,941
		502,774
IT Services - 6.2%
Amdocs Ltd.	6,900	375,360
Broadridge Financial Solutions, Inc.	8,900	489,589
Fidelity National Information Services, Inc.	5,900	401,554
Fiserv, Inc. (a)	10,100	801,940
FleetCor Technologies, Inc. (a)	2,500	377,300
Genpact Ltd. (a)	8,600	199,950
Total System Services, Inc.	30,000	1,144,500
		3,790,193
Semiconductors & Semiconductor Equipment - 5.2%
Avago Technologies Ltd.	9,900	1,257,102
Micron Technology, Inc. (a)	14,800	401,524
NXP Semiconductors NV (a)	4,800	481,728
Skyworks Solutions, Inc.	9,200	904,268
Xilinx, Inc.	2,000	84,600
		3,129,222
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 5.7%
Adobe Systems, Inc. (a)	4,100	$ 303,154
Check Point Software Technologies Ltd. (a)	6,000	491,820
Electronic Arts, Inc. (a)	21,400	1,258,641
Intuit, Inc.	14,600	1,415,616
		3,469,231
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	9,800	623,476
TOTAL INFORMATION TECHNOLOGY		12,927,245
MATERIALS - 4.0%
Chemicals - 3.2%
Celanese Corp. Class A	5,000	279,300
Eastman Chemical Co.	7,600	526,376
Sherwin-Williams Co.	2,800	796,600
Sigma Aldrich Corp.	400	55,300
The Scotts Miracle-Gro Co. Class A	4,000	268,680
		1,926,256
Containers & Packaging - 0.7%
Ball Corp.	2,400	169,536
Packaging Corp. of America	3,100	242,389
		411,925
Metals & Mining - 0.1%
SunCoke Energy, Inc.	6,500	97,110
TOTAL MATERIALS		2,435,291
TOTAL COMMON STOCKS (Cost $48,925,549)		60,067,969
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,176,139	$ 1,176,139
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	718,725	718,725
TOTAL MONEY MARKET FUNDS (Cost $1,894,864)		1,894,864
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $50,820,413)	61,962,833
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(991,737)
NET ASSETS - 100%	$ 60,971,096
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 399
Fidelity Securities Lending Cash Central Fund	908
Total	$ 1,307
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,857,798	$ 13,857,798	$ -	$ -
Consumer Staples	4,180,697	4,180,697	-	-
Energy	1,057,860	1,057,860	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Financials	$ 4,961,509	$ 4,961,509	$ -	$ -
Health Care	10,919,239	10,183,299	735,940	-
Industrials	9,728,330	9,728,330	-	-
Information Technology	12,927,245	12,927,245	-	-
Materials	2,435,291	2,435,291	-	-
Money Market Funds	1,894,864	1,894,864	-	-
Total Investments in Securities:	$ 61,962,833	$ 61,226,893	$ 735,940	$ -
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $50,839,129. Net unrealized appreciation aggregated $11,123,704, of which $12,063,684 related to appreciated investment securities and $939,980 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015